UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	4/30/2004

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden Large-Cap Core Equity Fund

APRIL 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 18, 2004

As the U.S. stock market slowed in 2004 following its particularly strong performance in 2003, some investors still seemed to be watching developments from the sidelines. Though the economy appears sound, given the unsettled global political climate and the potential for rising interest rates in the United States, we can understand why some investors may want to remain cautious. For those with long-term goals, a broadly diversified asset allocation can increase your chances of participating in economic growth.

We recommend that you develop a diversified asset allocation strategy in consultation with a financial professional who knows you and who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

Whether you are investing for your retirement, your children’s education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset managers that can make a difference for you. JennisonDryden equity funds are managed by Jennison Associates and Quantitative Management (QM). Prudential Fixed Income manages the JennisonDryden fixed income and money market funds. Jennison Associates, QM, and Prudential Fixed Income are part of Prudential Investment Management.

Thank you for your confidence in JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Large-Cap Core Equity Fund (the Fund) is long-term after-tax growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain current performance data to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 4/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	6.23%	22.98%	–7.96%	0.60%
Class B	5.90	22.04	–11.34	–3.10
Class C	5.90	22.04	–11.34	–3.10
Class Z	6.47	23.31	–6.76	2.10
S&P 500 Index[3]	6.27	22.87	–10.79	–3.63
Lipper Large-Cap Core Funds Avg.[4]	4.51	19.51	–14.51	–8.16

Average Annual Total Returns[1] as of 3/31/04
		One Year	Five Years	Since Inception[2]
Class A		28.25%	–1.56%	–0.61%
Class B		29.74	–1.39	–0.41
Class B—Return After Taxes on Distribution		29.74	–1.39	–0.41
Class B—Return After Taxes on Distribution and Sale of Fund Shares		19.33	–1.10	–0.33
Class C		33.74	–1.19	–0.22
Class Z		36.08	–0.19	0.79
S&P 500 Index[3]		35.10	–1.20	–0.42
Lipper Large-Cap Core Funds Avg.[4]		31.22	–2.34	–1.57

1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Through March 14, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred

2	Visit our website at www.jennisondryden.com

sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Through February 1, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other share classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

2Inception date: 3/3/99.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/04
Microsoft Corp., Computer Software & Services	3.4%
Pfizer, Inc., Pharmaceuticals	3.2
Citigroup, Inc., Financial Services	2.7
Wal-Mart Stores, Inc., Multiline Retail	2.6
General Electric Co., Industrial Conglomerates	2.4

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/04
Financial Services	10.9%
Pharmaceuticals	9.2
Computer Software & Services	5.2
Banking	4.8
Insurance	4.6

Industry weightings are subject to change.

Dryden Tax-Managed Funds/Dryden Large-Cap Core Equity Fund	3

This Page Intentionally Left Blank

Financial Statements

APRIL 30, 2004	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Portfolio of Investments

as of April 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS
CONSUMER DISCRETIONARY 14.2%

Auto & Truck 2.1%
34,900	AutoNation, Inc.(a)(b)	$593,998
8,600	Dana Corp.(b)	173,376
97,800	Ford Motor Co.(b)	1,502,208
27,800	General Motors Corp.(b)	1,318,276
3,800	Navistar International Corp.(a)	171,570
4,000	PACCAR, Inc.	225,840
7,200	Winnebago Industries, Inc.	207,576

		4,192,844

Consumer Products 0.2%
2,300	Eastman Kodak Co.(b)	59,317
4,050	Fossil, Inc.(a)	99,185
100	Kellwood Co.	3,945
11,100	Mattel, Inc.(b)	188,256
1,000	V.F. Corp.	46,160

		396,863

Hotels, Restaurants & Leisure 0.7%
2,200	Brinker International, Inc.(a)	84,612
7,500	CEC Entertainment, Inc.(a)	256,275
10,500	Darden Restaurants, Inc.	237,930
1,300	Jack in the Box, Inc.(a)	35,204
18,800	McDonald’s Corp.	511,924
10,000	Yum! Brands, Inc.(a)	387,900

		1,513,845

Housing Construction 0.9%
18,700	D.R. Horton, Inc.	538,560
3,800	KB HOME	261,934
800	NVR, Inc.(a)(b)	360,800
9,400	Pulte Homes, Inc.	462,198
7,200	WCI Communities, Inc.(a)(b)	175,032

		1,798,524

Internet & Catalog Retail
300	Black Box Corp.(b)	15,285
200	Sabre Holdings Corp.	4,718

		20,003

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Media 3.1%
33,500	Comcast Corp. (Class A)(a)(b)	$1,008,350
48,700	Disney (Walt) Co.	1,121,561
14,200	Gannett Co., Inc.	1,230,856
4,400	Knight-Ridder, Inc.(b)	340,736
135,900	Time Warner, Inc.(a)(b)	2,285,838
1,300	Tribune Co.	62,244
9,100	Viacom, Inc. (Class B)	351,715

		6,401,300

Multiline Retail 3.1%
8,500	Federated Department Stores, Inc.(b)	416,500
15,100	Sears, Roebuck & Co.(b)	604,755
1,900	Vans, Inc.(a)	38,570
92,600	Wal-Mart Stores, Inc.	5,278,200

		6,338,025

Specialty Retail 4.1%
11,700	AutoZone, Inc.(a)(b)	1,024,569
200	Bassett Furniture Industries, Inc.	3,588
3,000	bebe stores, inc.(a)	95,700
6,400	Bed Bath & Beyond, Inc.(a)	237,568
9,900	Best Buy Co., Inc.(b)	537,075
9,500	Claire’s Stores, Inc.	193,610
12,600	Coach, Inc.(a)	536,760
8,900	GameStop Corp. (Class A)(a)	156,729
23,900	Hasbro, Inc.	451,471
64,000	Home Depot, Inc.(b)	2,252,160
28,200	Jones Apparel Group, Inc.	1,032,120
3,400	La-Z-Boy, Inc.	70,856
8,100	Liz Claiborne, Inc.	284,310
20,100	Lowe’s Companies, Inc.	1,046,406
3,150	Pacific Sunwear of California, Inc.(a)	67,630
300	Stanley Furniture Co., Inc.	12,000
13,900	The Gap, Inc.(b)	305,939

		8,308,491
CONSUMER STAPLES 8.0%

Beverages 2.5%
39,900	Anheuser-Busch Cos., Inc.	2,044,476
48,400	Coca-Cola Co.	2,447,588

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

3,500	Coca-Cola Enterprises, Inc.(b)	$94,500
11,860	PepsiCo, Inc.	646,251

		5,232,815

Cosmetics & Soaps 3.8%
14,100	Avon Products, Inc.	1,184,400
28,900	Kimberly-Clark Corp.	1,891,505
26,400	Procter & Gamble Co.	2,791,800
45,400	The Gillette Co.	1,857,768

		7,725,473

Food & Drug Retailing 0.3%
23,800	Kroger Co. (The)(a)(b)	416,500
200	Sysco Corp.	7,650
1,700	The Pantry, Inc.(a)	33,915
2,300	Whole Foods Market, Inc.	183,977

		642,042

Food Products 0.5%
6,300	Archer-Daniels-Midland Co.	110,628
2,400	Chiquita Brands International, Inc.(a)	43,224
400	Del Monte Foods Co.(a)	4,424
2,600	Flowers Foods, Inc.	63,674
9,200	General Mills, Inc.	448,500
1,200	Sara Lee Corp.	27,696
17,348	Tyson Foods, Inc. (Class A)(b)	325,102

		1,023,248

Tobacco 0.9%
25,400	Altria Group, Inc.(b)	1,406,652
6,100	R.J. Reynolds Tobacco Holdings, Inc.(b)	395,097

		1,801,749
ENERGY 7.5%

Oil & Gas Exploration/Production 4.6%
4,900	Anadarko Petroleum Corp.	262,542
3,500	Burlington Resources, Inc.(b)	235,445
58,500	Chesapeake Energy Corp.(b)	804,375
51,900	CMS Energy Corp.(a)	431,289
30,500	ConocoPhillips	2,174,650
14,400	Devon Energy Corp.(b)	881,280
32,200	Halliburton Co.	959,560

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

27,100	Key Energy Services, Inc.(a)	$288,886
8,900	Kinder Morgan, Inc.	535,869
300	Marathon Oil Corp.	10,068
3,900	Newfield Exploration Co.(a)	205,452
17,900	Occidental Petroleum Corp.	844,880
25,400	Schlumberger Ltd.	1,486,662
7,600	Unit Corp.(a)(b)	214,700

		9,335,658

Petroleum & Coal 2.9%
14,645	ChevronTexaco Corp.(b)	1,340,017
7,900	CONSOL Energy, Inc.(b)	226,177
103,409	Exxon Mobil Corp.	4,400,053

		5,966,247
FINANCIALS 20.5%

Banking 4.8%
43,400	Bank of America Corp.(b)	3,493,266
5,100	BB&T Corp.(b)	175,899
500	First Horizon National Corp.	21,980
600	Golden West Financial Corp.	63,066
7,800	Huntington Bancshares, Inc.	166,920
6,600	KeyCorp.	196,020
31,000	North Fork Bancorporation, Inc.(b)	1,150,720
7,200	PNC Financial Services Group	382,320
7,900	Popular, Inc.	331,800
10,500	SouthTrust Corp.	326,340
1,000	SunTrust Banks, Inc.	68,050
59,491	U.S. Bancorp	1,525,349
200	Union Planters Corp.	5,560
32,300	Wells Fargo & Co.	1,823,658
1,300	Zions Bancorp.	73,476

		9,804,424

Financial Services 10.9%
1,000	A.G. Edwards, Inc.	36,590
4,800	American Express Co.	234,960
1,400	Bank One Corp.	69,118
113,800	Citigroup, Inc.	5,472,642
5,198	Countrywide Credit Industries, Inc.(b)	308,241
4,600	Deluxe Corp.	190,026
450	Doral Financial Corp.(b)	14,756
19,900	Fannie Mae	1,367,528

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

2,700	Freddie Mac	$157,680
17,200	Goldman Sachs Group, Inc. (The)(b)	1,664,100
50,750	J.P. Morgan Chase & Co.	1,908,200
24,500	Knight Trading Group, Inc.(a)(b)	284,690
5,700	Lehman Brothers Holdings, Inc.	418,380
300	MBIA, Inc.	17,667
29,400	MBNA Corp.	716,772
40,800	Merrill Lynch & Co., Inc.(b)	2,212,584
3,800	Moody’s Corp.(b)	245,138
34,000	Morgan Stanley	1,747,260
29,500	National City Corp.(b)	1,022,765
6,300	New Century Financial Corp.(b)	267,309
6,800	The Bear Stearns Cos., Inc.(b)	544,952
47,000	Wachovia Corp.	2,150,250
32,675	Washington Mutual, Inc.	1,287,068

		22,338,676

Insurance 4.6%
10,600	ACE Ltd.	464,704
5,700	AFLAC, Inc.(b)	240,711
28,100	Allstate Corp.	1,289,790
1,100	American Financial Group, Inc.(b)	33,770
52,196	American International Group, Inc.	3,739,843
2,200	LandAmerica Financial Group, Inc.	90,662
1,200	Loews Corp.	69,612
13,400	MetLife, Inc.	462,300
35,500	Principal Financial Group, Inc.(b)	1,253,150
42,610	St. Paul Cos., Inc. (The)(b)	1,732,949
2,200	The Phoenix Cos., Inc.	27,874
500	The Progressive Corp.	43,760

		9,449,125

Real Estate Investment Trusts 0.2%
16,200	Equity Office Properties Trust(b)	407,754
HEALTHCARE 13.9%

Biotechnology 0.3%
12,100	Amgen, Inc.(a)	680,867

Healthcare Equipment & Supplies 2.5%
5,200	Align Technology, Inc.(a)(b)	90,064
38,900	Boston Scientific Corp.(a)	1,602,291
3,800	C.R. Bard, Inc.	403,826

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

500	IDEXX Laboratories, Inc.(a)(b)	$30,630
3,700	Kensey Nash Corp.(a)	119,880
2,000	Kyphon, Inc.(a)	50,200
5,100	Medtronic, Inc.	257,346
1,600	Molecular Devices Corp.(a)	31,360
23,500	PerkinElmer, Inc.	452,375
1,900	PolyMedica Corp.(b)	52,896
19,500	Stryker Corp.	1,929,135
900	Ventana Medical Systems, Inc.(a)	44,541

		5,064,544

Healthcare Providers & Services 1.9%
14,900	Anthem, Inc.(a)(b)	1,319,842
6,000	Apria Healthcare Group, Inc.(a)	173,040
17,500	Express Scripts, Inc.(a)(b)	1,353,450
12,500	Humana, Inc.(a)(b)	203,625
3,400	LifePoint Hospitals, Inc.(a)(b)	121,584
6,900	WellPoint Health Networks, Inc.(a)	770,661

		3,942,202

Pharmaceuticals 9.2%
33,800	Abbott Laboratories(b)	1,487,876
49,700	Bristol-Myers Squibb Co.	1,247,470
4,100	Caremark Rx, Inc.(a)	138,785
73,504	Johnson & Johnson(b)	3,971,421
5,900	Lilly Eli & Co.	435,479
69,500	Merck & Co., Inc.	3,266,500
184,435	Pfizer, Inc.	6,595,396
43,000	Wyeth	1,637,010

		18,779,937
INDUSTRIALS 12.1%

Aerospace/Defense 2.4%
1,200	Alliant Techsystems, Inc.(a)(b)	71,148
7,800	General Dynamics Corp.	730,236
25,400	Lockheed Martin Corp.	1,211,580
16,500	Northrop Grumman Corp.	1,637,625
14,300	United Technologies Corp.(b)	1,233,518

		4,884,107

Airlines 0.1%
12,100	ExpressJet Holdings, Inc.(a)(b)	153,912

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Building Products 0.7%
54,300	Masco Corp.(b)	$1,520,943

Business Services 0.9%
19,525	Apollo Group, Inc. (Class A)(a)	1,774,432
1,900	The Corporate Executive Board Co.	98,135

		1,872,567

Data Processing/Management 0.6%
2,100	Certegy, Inc.	75,138
24,837	First Data Corp.	1,127,351

		1,202,489

Diversified Manufacturing Operations 1.1%
10,000	Cooper Industries, Ltd. (Class A)	549,100
12,900	Danaher Corp.(b)	1,193,508
6,600	Eaton Corp.	391,908
1,100	Fastenal Co.	60,357
2,300	Griffon Corp.(a)	50,485

		2,245,358

Electrical Equipment 0.3%
2,500	Emerson Electric Co.(b)	150,550
200	Encore Wire Corp.(a)	5,468
9,500	Energizer Holdings, Inc.(a)(b)	411,350

		567,368

Industrial Conglomerates 4.1%
13,000	3M Co.	1,124,240
164,000	General Electric Co.	4,911,800
88,800	Tyco International Ltd.(b)	2,437,560

		8,473,600

Machinery 0.9%
10,300	Caterpillar, Inc.	800,619
11,000	Deere & Co.	748,440
300	Gardner Denver, Inc.(a)	7,866
6,150	Graco, Inc.	173,430

		1,730,355

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Transportation 1.0%
3,300	FedEx Corp.(b)	$237,303
6,500	J.B. Hunt Transport Services, Inc.(b)	205,790
1,500	Knight Transportation, Inc.(a)	38,640
23,100	United Parcel Service, Inc. (Class B)(b)	1,620,465

		2,102,198
INFORMATION TECHNOLOGY 15.2%

Communications Equipment 1.4%
91,200	Cisco Systems, Inc.(a)	1,903,344
10,500	InFocus Corp.(a)	85,785
39,400	Lucent Technologies, Inc.(a)(b)	132,778
33,500	Polycom, Inc.(a)(b)	639,180

		2,761,087

Computers 3.4%
4,700	Agilysys, Inc.	55,131
37,200	Dell, Inc.(a)(b)	1,291,212
91,250	Hewlett-Packard Co.	1,797,625
39,300	International Business Machines Corp.	3,465,081
3,600	Lexmark International, Inc.(a)	325,656
400	TALX Corp.	9,292

		6,943,997

Computer Software & Services 5.2%
19,600	Affiliated Computer Services, Inc. (Class A)(a)(b)	950,600
270,500	Microsoft Corp.	7,024,885
2,200	Network Appliance, Inc.(a)	40,964
155,900	Oracle Corp.(a)	1,749,198
9,000	PeopleSoft, Inc.(a)	151,920
6,000	Photon Dynamics, Inc.(a)	186,000
11,200	SERENA Software, Inc.(a)(b)	199,024
28,200	Xerox Corp.(a)(b)	378,726

		10,681,317

Electronic Components 0.8%
6,600	Arrow Electronics, Inc.(a)	166,848
13,500	Cree, Inc.(a)(b)	250,425
2,300	OmniVision Technologies, Inc.(a)	51,295
1,500	Photronics, Inc.(a)	22,335

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

47,900	Sanmina-SCI Corp.(a)	$479,958
29,400	Texas Instruments, Inc.	737,940

		1,708,801

Internet 0.9%
15,200	SonicWALL, Inc.(a)	108,832
34,600	Yahoo! Inc.(a)(b)	1,745,916

		1,854,748

IT Consulting & Services
2,800	Ingram Micro, Inc. (Class A)(a)	33,460
1,200	Keynote Systems, Inc.(a)	14,232

		47,692

Semiconductors 3.5%
10,600	Analog Devices, Inc.	451,560
38,900	Applied Materials, Inc.(a)(b)	709,147
100,000	Intel Corp.	2,573,000
35,000	Linear Technology Corp.	1,247,050
13,400	Maxim Integrated Products, Inc.(b)	616,266
36,100	Micron Technology, Inc.(a)(b)	491,682
11,000	PMC-Sierra, Inc.(a)	133,650
35,700	Teradyne, Inc.(a)	727,566
5,900	Veeco Instruments, Inc.(a)	134,225
7,500	Vitesse Semiconductor Corp.(a)	32,100

		7,116,246
MATERIALS 2.5%

Chemicals 0.7%
11,400	E. I. du Pont de Nemours & Co.	489,630
26,200	IMC Global, Inc.(a)(b)	329,334
8,200	MacDermid, Inc.(b)	265,516
13,000	RPM International, Inc.	196,040
4,300	The Dow Chemical Co.	170,667

		1,451,187

Containers & Packaging 0.4%
3,100	Ball Corp.(b)	204,600
29,900	Pactiv Corp.(a)	686,205

		890,805

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Metals & Mining 0.7%
8,000	Alcoa, Inc.(b)	$246,000
6,700	Newmont Mining Corp.	250,580
11,400	Nucor Corp.(b)	677,160
2,600	Southern Peru Copper Corp.	75,478
5,900	United States Steel Corp.(b)	168,917

		1,418,135

Paper & Packaging 0.7%
4,300	Georgia-Pacific Corp.	150,930
50,600	Louisiana-Pacific Corp.	1,193,654

		1,344,584
TELECOMMUNICATION SERVICES 4.1%

Diversified Telecommunication Services 2.0%
1,200	ALLTEL Corp.	60,408
1,900	Aspect Communications Corp.(a)	22,477
9,900	AT&T Corp.(b)	169,785
66,000	BellSouth Corp.	1,703,460
300	CT Communications, Inc.	3,727
18,900	SBC Communications, Inc.	470,610
43,900	Verizon Communications, Inc.	1,656,786
5,100	Westell Technologies, Inc. (Class A)(a)	37,322

		4,124,575

Wireless Telecommunication Services 2.1%
3,500	Anaren, Inc.(a)	51,625
11,600	CenturyTel, Inc.	335,008
3,800	Motorola, Inc.	69,350
68,600	Nextel Communications, Inc. (Class A)(a)(b)	1,636,796
43,900	Nextel Partners, Inc. (Class A)(a)(b)	586,065
24,200	QUALCOMM, Inc.(b)	1,511,532

		4,190,376
UTILITIES 1.6%

Electric Utilities 1.1%
800	DTE Energy Co.	31,216
3,900	Edison International	91,260
12,400	Entergy Corp.	677,040
18,688	Exelon Corp.	1,250,975

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

2,400	Progress Energy, Inc.(b)	$102,648
4,300	TXU Corp.	146,802

		2,299,941

Gas Utilities 0.5%
9,700	NiSource, Inc.	195,552
3,400	Praxair, Inc.	124,270
19,000	Sempra Energy(b)	603,250
5,000	Southern Union Co.(a)(b)	98,300

		1,021,372

	Total long-term investments (cost $175,029,874)	203,772,416

SHORT-TERM INVESTMENTS 27.8%

Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series(c)
56,745,530	(cost $56,745,530; Note 3)	56,745,530

	Total Investments 127.4% (cost $231,775,404; Note 5)	260,517,946
	Liabilities in excess of other assets (27.4%)	(55,975,832)

	Net Assets 100%	$204,542,114

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan, see Note 4.
(c)	Represents security purchased with cash collateral received for securities on loan; see Note 4.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

APRIL 30, 2004	SEMIANNUAL REPORT

Dryden Large-Cap Core Equity Fund

Statement of Assets and Liabilities

as of April 30, 2004 (Unaudited)

Assets
Investments, at value, including securities on loan of $52,959,480 (cost $231,775,404)	$260,517,946
Cash	6,100
Receivable for investments sold	4,148,034
Dividends and interest receivable	230,430
Receivable for Fund shares sold	60,542
Prepaid expenses	1,065

Total assets	264,964,117

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	55,665,603
Payable for investments purchased	4,131,849
Payable for Fund shares reacquired	217,950
Accrued expenses	156,442
Distribution fee payable	137,013
Management fee payable	113,146

Total liabilities	60,422,003

Net Assets	$204,542,114

Net assets were comprised of:
Shares of beneficial interest, at par	$20,887
Paid-in capital in excess of par	243,790,544

243,811,431
Net investment loss	(106,269)
Accumulated net realized loss on investments	(67,905,590)
Net unrealized appreciation on investments	28,742,542

Net assets, April 30, 2004	$204,542,114

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($45,954,666 ÷ 4,567,388 shares of beneficial interest issued and outstanding)	$10.06
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.65

Class B
Net asset value, offering price and redemption price per share ($96,300,402 ÷ 9,937,606 shares of beneficial interest issued and outstanding)	$9.69

Class C
Net asset value, offering price and redemption price per share ($53,639,422 ÷ 5,535,213 shares of beneficial interest issued and outstanding)	$9.69

Class Z
Net asset value, offering price and redemption price per share ($8,647,624 ÷ 847,268 shares of beneficial interest issued and outstanding)	$10.21

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	19

Statement of Operations

Six Months Ended April 30, 2004 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $437)	$1,705,745
Income from securities loaned, net	28,787
Interest	2,791

Total income	1,737,323

Expenses
Management fee	697,629
Distribution fee—Class A	63,913
Distribution fee—Class B	499,846
Distribution fee—Class C	279,365
Transfer agent’s fees and expenses	115,000
Custodian’s fees and expenses	86,000
Reports to shareholders	34,000
Registration fees	30,000
Legal fees and expenses	15,000
Audit fee	11,000
Trustees’ fees	6,000
Miscellaneous	5,839

Total expenses	1,843,592

Net investment loss	(106,269)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	13,897,781
Net change in unrealized appreciation on investments	(1,005,313)

Net gain on investments	12,892,468

Net Increase In Net Assets Resulting From Operations	$12,786,199

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2004	Year Ended October 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(106,269)	$(114,741)
Net realized gain (loss) on investment transactions	13,897,781	(9,589,709)
Net change in unrealized appreciation/depreciation on investments	(1,005,313)	48,262,756

Net increase in net assets resulting from operations	12,786,199	38,558,306

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	9,583,972	15,961,594
Cost of shares reacquired	(30,401,799)	(52,411,251)

Net decrease in net assets from Fund share transactions	(20,817,827)	(36,449,657)

Total increase (decrease)	(8,031,628)	2,108,649

Net Assets
Beginning of period	212,573,742	210,465,093

End of period	$204,542,114	$212,573,742

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	21

Notes to Financial Statements

(Unaudited)

Dryden Large-Cap Core Equity Fund (the “Fund”) is a series of Dryden Tax-Managed Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was incorporated as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a

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security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dryden Large-Cap Core Equity Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million.

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of

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distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $51,500 and $9,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2004, it received approximately $104,500 and $1,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively. Effective February 2, 2004, Class C shares purchased on or after February 2, 2004 will not be subject to an initial sales charge.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the six months ended April 30, 2004 the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for the capital share redemptions. The expiration date of the SCA is April 30, 2004. Effective May 1, 2004 the commitment will be reduced to $500 million. All other terms and conditions will remain the same. The expiration of the renewed SCA will be October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2004.

Dryden Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Note 3. Other Transactions with Affiliate

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended April 30, 2004, the Fund incurred fees of approximately $82,700 for the services of PMFS. As of April 30, 2004, approximately $13,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $15,000 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) affiliates of PI, was approximately $13,900 for the six months ended April 30, 2004. As of April 30, 2004, approximately $2,700 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Fund. For the six months ended April 30, 2004, PIM has been compensated approximately $9,600 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended April 30, 2004, the Fund earned income of approximately $1,400 and $28,800, from the Portfolio, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2004 were $78,492,585 and $99,287,047, respectively.

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As of April 30, 2004, the Fund had securities on loan with an aggregate market value of $52,959,480. The Fund received $55,665,603 in cash collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

As of October 31, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $79,839,300 of which $11,454,800 expires in 2007, $9,748,400 expires in 2008, $38,550,400 expires in 2009, $10,888,600 expires in 2010 and $9,197,100 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$233,395,149	$33,543,619	$6,420,822	$27,122,797

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDS) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date or purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A

Dryden Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value. As of April 30, 2004, PI owned 2,500 shares each of Class A, Class B, Class C and Class Z shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2004:
Shares sold	247,491	$2,495,257
Shares reacquired	(1,131,733)	(11,467,978)

Net increase (decrease) in shares outstanding before conversion	(884,242)	(8,972,721)
Shares issued upon conversion from Class B	61,122	614,072

Net increase (decrease) in shares outstanding	(823,120)	$(8,358,649)

Year ended October 31, 2003:
Shares sold	623,442	$5,195,495
Shares reacquired	(1,784,191)	(14,912,577)

Net increase (decrease) in shares outstanding before conversion	(1,160,749)	(9,717,082)
Shares issued upon conversion from Class B	224,963	1,841,157

Net increase (decrease) in shares outstanding	(935,786)	$(7,875,925)

Class B
Six months ended April 31, 2004:
Shares sold	257,411	$2,507,797
Shares reacquired	(1,100,580)	(10,636,177)

Net increase (decrease) in shares outstanding before conversion	(843,169)	(8,128,380)
Shares reacquired upon conversion into Class A	(63,381)	(614,072)

Net increase (decrease) in shares outstanding	(906,550)	$(8,742,452)

Year ended October 31, 2003:
Shares sold	519,245	$4,151,406
Shares reacquired	(2,585,010)	(20,645,538)

Net increase (decrease) in shares outstanding before conversion	(2,065,765)	(16,494,132)
Shares reacquired upon conversion into Class A	(231,772)	(1,841,157)

Net increase (decrease) in shares outstanding	(2,297,537)	$(18,335,289)

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Class C	Shares	Amount
Six months ended April 30, 2004:
Shares sold	201,895	$1,948,511
Shares reacquired	(689,199)	(6,673,561)

Net increase (decrease) in shares outstanding	(487,304)	$(4,725,050)

Year ended October 31, 2003:
Shares sold	526,929	$4,212,155
Shares reacquired	(1,671,770)	(13,323,480)

Net increase (decrease) in shares outstanding	(1,144,841)	$(9,111,325)

Class Z
Six months ended April 30, 2004:
Shares sold	255,007	$2,632,407
Shares reacquired	(158,254)	(1,624,083)

Net increase (decrease) in shares outstanding	96,753	$1,008,324

Year ended October 30, 2003:
Shares sold	293,413	$2,402,538
Shares reacquired	(427,547)	(3,529,656)

Net increase (decrease) in shares outstanding	(134,134)	$(1,127,118)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended October 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Dryden Large-Cap Core Equity Fund	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.47

Income from investment operations
Net investment income	0.02
Net realized and unrealized gain (loss) on investment transactions	0.57

Total from investment operations	0.59

Net asset value, end of period	$10.06

Total Return(b):	6.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45,955
Average net assets (000)	$51,412
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.93	%(c)
Net investment income	0.44	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	37	%(g)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares outstanding during the period.
(e)	Less than $0.005 per share.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of Class A shares.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,				March 3, 1999(a) Through October 31, 1999(d)
2003	2002(d)	2001(d)	2000(d)

$7.79	$9.06	$12.41	$11.27	$10.00

0.04	0.03	0.02	— (e)	0.01
1.64	(1.30)	(3.37)	1.14	1.26

1.68	(1.27)	(3.35)	1.14	1.27

$9.47	$7.79	$9.06	$12.41	$11.27

21.57%	(14.02)%	(26.99)%	10.12%	12.70%

$51,026	$49,310	$66,778	$92,685	$78,169
$48,812	$62,399	$81,887	$91,064	$66,701

1.19%	1.16%	1.10%	1.09%	1.23	%(c)
0.94%	0.91%	0.85%	0.84%	0.98	%(c)
0.48%	0.32%	0.15%	0.03%	0.09	%(c)

69%	69%	73%	94%	67	%(g)

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.15

Income from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	0.56

Total from investment operations	0.54

Net asset value, end of period	$9.69

Total Return(b):	5.90%
Ratios/Supplemental Data:
Net assets, end of period (000)	$96,300
Average net assets (000)	$100,518
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.93	%(c)
Net investment loss	(0.31	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares of outstanding during the period.

See Notes to Financial Statements.

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Class B
Year Ended October 31,				March 3, 1999(a) Through October 31, 1999(d)
2003	2002(d)	2001(d)	2000(d)

$7.59	$8.89	$12.27	$11.22	$10.00

(0.02)	(0.04)	(0.06)	(0.09)	(0.05)
1.58	(1.26)	(3.32)	1.14	1.27

1.56	(1.30)	(3.38)	1.05	1.22

$9.15	$7.59	$8.89	$12.27	$11.22

20.55%	(14.62)%	(27.55)%	9.36%	12.20%

$99,237	$99,771	$147,021	$214,700	$175,129
$95,925	$132,783	$184,943	$205,175	$144,221

1.94%	1.91%	1.85%	1.84%	1.98	%(c)
0.94%	0.91%	0.85%	0.84%	0.98	%(c)
(0.27)%	(0.43)%	(0.60)%	(0.72)%	(0.67	)%(c)

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.15

Income from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	0.56

Total from investment operations	0.54

Net asset value, end of period	$9.69

Total Return(b):	5.90%
Ratios/Supplemental Data:
Net assets, end of period (000)	$53,639
Average net assets (000)	$56,180
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.93	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.93	%(c)
Net investment loss	(0.31	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares outstanding during the period.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,				March 3, 1999(a) Through October 31, 1999(d)
2003	2002(d)	2001(d)	2000(d)

$7.59	$8.89	$12.27	$11.22	$10.00

(0.02)	(0.04)	(0.06)	(0.09)	(0.05)
1.58	(1.26)	(3.32)	1.14	1.27

1.56	(1.30)	(3.38)	1.05	1.22

$9.15	$7.59	$8.89	$12.27	$11.22

20.55%	(14.62)%	(27.55)%	9.36%	12.20%

$55,112	$54,415	$85,848	$131,554	$110,895
$52,674	$75,295	$109,346	$126,881	$91,235

1.94%	1.91%	1.85%	1.84%	1.98	%(c)
0.94%	0.91%	0.85%	0.84%	0.98	%(c)
(0.27)%	(0.43)%	(0.60)%	(0.72)%	(0.67	)%(c)

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.59

Income from investment operations
Net investment income	0.03
Net realized and unrealized gain (loss) on investment transactions	0.59

Total from investment operations	0.62

Net asset value, end of period	$10.21

Total Return(b):	6.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,648
Average net assets (000)	$7,724
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	0.93	%(c)
Expenses, excluding distribution and service (12b-1) fees	0.93	%(c)
Net investment income	0.69	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Based on average shares outstanding during the period.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,				March 3, 1999(a) Through October 31, 1999(d)
2003	2002(d)	2001(d)	2000(d)

$7.88	$9.13	$12.48	$11.30	$10.00

0.07	0.05	0.04	0.03	0.02
1.64	(1.30)	(3.39)	1.15	1.28

1.71	(1.25)	(3.35)	1.18	1.30

$9.59	$7.88	$9.13	$12.48	$11.30

21.70%	(13.69)%	(26.84)%	10.44%	13.00%

$7,198	$6,969	$13,469	$18,167	$13,653
$6,981	$11,218	$18,523	$17,464	$12,627

0.94%	0.91%	0.85%	0.84%	0.98	%(c)
0.94%	0.91%	0.85%	0.84%	0.98	%(c)
0.73%	0.55%	0.39%	0.28%	0.35	%(c)

See Notes to Financial Statements.

Dryden Large-Cap Core Equity Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Large-Cap Core Equity Fund
Share Class		A	B	C	Z
	NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
	CUSIP	26248W106	26248W205	26248W304	26248W403

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Large-Cap Core Equity Fund
Share Class	A	B	C	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTEZX
CUSIP	26248W106	26248W205	26248W304	26248W403

MF187E2    IFS-A092790    Ed. 06/2004

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 –	Submission of Matters to a Vote of Security Holders: None.

Item 10 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 –	Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax Managed Funds

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date June 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 29, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 29, 2004

*	Print the name and title of each signing officer under his or her signature.